Schedule of Investments (unaudited)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Apparel — 0.3%
NIKE Inc.
2.85%, 03/27/30 (Call 12/27/29)	$15	$13,684
3.38%, 03/27/50 (Call 09/27/49)(a)	15	11,881
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	10	8,259
		33,824
Auto Manufacturers — 1.2%
American Honda Finance Corp., 1.30%, 09/09/26	10	8,958
General Motors Co.
5.15%, 04/01/38 (Call 10/01/37)	25	22,095
6.80%, 10/01/27 (Call 08/01/27)	25	26,214
General Motors Financial Co. Inc.
2.40%, 04/10/28 (Call 02/10/28)	15	13,032
2.70%, 06/10/31 (Call 03/10/31)	85	67,398
3.10%, 01/12/32 (Call 10/12/31)	15	12,094
		149,791
Auto Parts & Equipment — 0.2%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	10	8,510
4.15%, 05/01/52 (Call 11/01/51)	10	7,311
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	13	11,899
		27,720
Banks — 27.7%
Bank of America Corp.
2.30%, 07/21/32 (Call 07/21/31), (3-mo. SOFR + 1.432%)(b)	60	47,857
2.59%, 04/29/31 (Call 04/29/30), (3-mo. SOFR + 1.432%)(b)	25	20,986
2.68%, 06/19/41 (Call 06/19/40), (3-mo. SOFR + 1.432%)(b)	10	6,866
2.69%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.432%)(b)	85	70,277
2.83%, 10/24/51 (Call 10/24/50), (3-mo. SOFR + 1.432%)(b)	10	6,373
2.97%, 02/04/33 (Call 02/04/32), (3-mo. SOFR + 1.432%)(b)	20	16,683
2.97%, 07/21/52 (Call 07/21/51), (3-mo. SOFR + 1.432%)(b)	52	34,486
3.31%, 04/22/42 (Call 04/22/41), (3-mo. SOFR + 1.432%)(b)	15	11,256
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.040%)(b)	15	13,810
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(b)	10	9,282
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1582%)(b)	45	37,771
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(b)	5	4,020
4.25%, 10/22/26	5	4,838
5.02%, 07/22/33 (Call 07/22/32), (3-mo. SOFR + 1.432%)(b)	5	4,885
5.20%, 04/25/29 (Call 04/25/28), (3-mo. SOFR + 1.432%)(b)	25	24,912
Bank of Montreal, 2.65%, 03/08/27	45	41,619
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29 (Call 05/23/29)	15	13,554
Bank of Nova Scotia (The)
1.35%, 06/24/26	5	4,469
2.45%, 02/02/32	25	20,574
Barclays PLC, 5.50%, 08/09/28 (Call 08/09/27),
(1-year CMT + 2.650%)(b)	200	196,926
Canadian Imperial Bank of Commerce, 1.25%, 06/22/26 (Call 05/22/26)	45	40,022
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(b)	10	8,216
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(b)	30	20,941
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(b)	10	8,397
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(b)	15	13,897
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(b)	5	4,443
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(b)	15	13,899
4.13%, 07/25/28	15	14,021
4.30%, 11/20/26	20	19,263
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(b)	95	89,924
Security	Par (000)	Value

Banks (continued)
4.45%, 09/29/27	$20	$19,213
4.65%, 07/23/48 (Call 06/23/48)(a)	25	22,212
4.75%, 05/18/46	55	46,383
6.63%, 06/15/32	15	15,845
Citizens Financial Group Inc., 3.25%, 04/30/30 (Call 01/30/30)(a)	10	8,165
Cooperatieve Rabobank UA, 5.25%, 05/24/41	10	10,396
Fifth Third Bancorp.
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(b)	10	9,310
8.25%, 03/01/38	6	6,754
Goldman Sachs Group Inc. (The)
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(b)	20	16,125
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(b)	100	82,550
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(b)	15	12,728
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(b)	15	14,155
5.15%, 05/22/45	45	41,430
5.95%, 01/15/27	50	51,162
6.75%, 10/01/37	75	80,015
HSBC Holdings PLC
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(b)	200	177,859
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(b)	200	161,979
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 01/04/30)	5	3,970
JPMorgan Chase & Co.
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(b)	135	112,377
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(b)	15	13,010
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(b)	10	7,159
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(b)	15	12,255
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(b)	10	9,672
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(b)	30	29,852
5.40%, 01/06/42	15	15,043
6.40%, 05/15/38	95	106,175
KeyCorp
2.55%, 10/01/29	20	15,320
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(b)	10	8,640
Lloyds Banking Group PLC, 3.75%, 01/11/27	200	189,267
Mitsubishi UFJ Financial Group Inc., 2.05%, 07/17/30(a)	200	162,722
Mizuho Financial Group Inc., 2.84%, 09/13/26(a)	200	184,278
Morgan Stanley
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(b)	140	111,785
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(b)	10	8,350
4.30%, 01/27/45	60	51,689
4.35%, 09/08/26	15	14,643
5.25%, 04/21/34 (Call 04/21/33)	10	9,931
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.840%)(b)	30	30,827
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(b)	75	77,943
Northern Trust Corp., 6.13%, 11/02/32 (Call 08/02/32)	10	10,498
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	50	42,229
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(b)	16	16,492
Royal Bank of Canada
1.15%, 07/14/26	40	35,708
2.30%, 11/03/31	10	8,146
5.00%, 02/01/33	10	9,850
6.00%, 11/01/27	25	25,901
Santander Holdings USA Inc., 6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(b)	20	20,286
State Street Corp., 2.20%, 03/03/31	5	4,047
Sumitomo Mitsui Financial Group Inc., 3.35%, 10/18/27	200	185,870
Toronto-Dominion Bank (The)
2.00%, 09/10/31	15	11,897
4.46%, 06/08/32	35	33,128

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	$20	$16,787
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(a)(b)	25	23,893
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	65	49,471
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(b)	10	9,371
Westpac Banking Corp.
2.15%, 06/03/31	75	62,835
2.96%, 11/16/40	10	6,634
		3,348,699
Beverages — 0.1%
Keurig Dr Pepper Inc., 3.80%, 05/01/50 (Call 11/01/49)	20	15,345

Biotechnology — 3.0%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	50	43,020
2.00%, 01/15/32 (Call 10/15/31)	25	19,863
4.40%, 05/01/45 (Call 11/01/44)	15	12,702
4.40%, 02/22/62 (Call 08/22/61)	15	12,086
4.66%, 06/15/51 (Call 12/15/50)	75	65,897
5.25%, 03/02/30 (Call 01/02/30)	27	27,171
5.25%, 03/02/33 (Call 12/02/32)	27	27,105
5.60%, 03/02/43 (Call 09/02/42)	28	27,733
5.75%, 03/02/63 (Call 09/02/62)	12	11,875
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	20	16,764
3.15%, 05/01/50 (Call 11/01/49)	5	3,358
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	25	20,395
4.00%, 09/01/36 (Call 03/01/36)	20	18,138
4.75%, 03/01/46 (Call 09/01/45)	50	46,789
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30
(Call 06/15/30)	15	12,084
		364,980
Building Materials — 0.4%
Carrier Global Corp.
2.72%, 02/15/30 (Call 11/15/29)	15	12,925
3.58%, 04/05/50 (Call 10/05/49)	20	14,336
Martin Marietta Materials Inc., 2.40%, 07/15/31 (Call 04/15/31)	20	16,342
		43,603
Chemicals — 0.8%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)	10	8,567
2.70%, 05/15/40 (Call 11/15/39)	10	7,453
Celanese U.S. Holdings LLC, 6.17%, 07/15/27 (Call 06/15/27)	13	13,084
CF Industries Inc., 5.15%, 03/15/34	15	14,235
DuPont de Nemours Inc., 5.32%, 11/15/38 (Call 05/15/38)	30	29,571
Nutrien Ltd., 5.00%, 04/01/49 (Call 10/01/48)	10	8,856
Sherwin-Williams Co. (The), 4.50%, 06/01/47 (Call 12/01/46)	15	12,798
		94,564
Commercial Services — 0.9%
Automatic Data Processing Inc., 1.25%, 09/01/30 (Call 06/01/30)	15	12,242
Global Payments Inc.
3.20%, 08/15/29 (Call 05/15/29)	15	13,092
5.95%, 08/15/52 (Call 02/15/52)(a)	10	9,326
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	20	16,989
2.65%, 10/01/26 (Call 08/01/26)	40	37,522
4.40%, 06/01/32 (Call 03/01/32)(a)	15	14,450
Security	Par (000)	Value

Commercial Services (continued)
S&P Global Inc., 2.90%, 03/01/32 (Call 12/01/31)	$10	$8,701
		112,322
Computers — 5.1%
Apple Inc.
1.40%, 08/05/28 (Call 06/05/28)	200	174,865
2.65%, 05/11/50 (Call 11/11/49)	35	24,116
2.65%, 02/08/51 (Call 08/08/50)	10	6,824
2.70%, 08/05/51 (Call 02/05/51)	40	27,628
2.80%, 02/08/61 (Call 02/08/60)	10	6,613
3.35%, 08/08/32 (Call 05/08/32)	15	14,040
4.65%, 02/23/46 (Call 08/23/45)	125	123,097
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(c)	5	3,454
4.90%, 10/01/26 (Call 08/01/26)	10	9,928
5.30%, 10/01/29 (Call 07/01/29)	40	39,797
5.75%, 02/01/33 (Call 11/01/32)	10	10,006
6.02%, 06/15/26 (Call 03/15/26)	10	10,230
6.20%, 07/15/30 (Call 04/15/30)	10	10,406
8.35%, 07/15/46 (Call 01/15/46)	3	3,552
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	15	15,849
6.35%, 10/15/45 (Call 04/15/45)	5	5,094
HP Inc., 2.65%, 06/17/31 (Call 03/17/31)	50	40,356
International Business Machines Corp., 4.15%, 05/15/39	100	87,071
		612,926
Diversified Financial Services — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28 (Call 08/29/28)	150	129,903
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	5	4,423
2.20%, 01/15/27 (Call 12/15/26)	10	8,818
Ally Financial Inc., 8.00%, 11/01/31(a)	15	15,633
American Express Co.
4.05%, 05/03/29 (Call 03/03/29)	25	24,051
4.05%, 12/03/42	10	8,600
Capital One Financial Corp., 3.80%, 01/31/28 (Call 12/31/27)(a)	25	23,181
Charles Schwab Corp. (The), 2.45%, 03/03/27 (Call 02/03/27)	15	13,397
CME Group Inc., 2.65%, 03/15/32 (Call 12/15/31)	5	4,286
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	35	32,642
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	10	7,763
3.00%, 09/15/60 (Call 03/15/60)	30	18,981
4.95%, 06/15/52 (Call 12/15/51)	15	14,214
Mastercard Inc.
3.35%, 03/26/30 (Call 12/26/29)	40	37,514
3.85%, 03/26/50 (Call 09/26/49)	10	8,520
Nomura Holdings Inc., 1.65%, 07/14/26	200	176,158
Raymond James Financial Inc., 3.75%, 04/01/51 (Call 10/01/50)	10	7,297
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	5	4,315
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	10	7,934
2.05%, 04/15/30 (Call 01/15/30)	15	12,971
4.30%, 12/14/45 (Call 06/14/45)	25	23,217
		583,818
Electric — 0.1%
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	10	8,280

Electronics — 0.1%
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	10	8,154

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment — 0.7%
Warnermedia Holdings Inc.
4.28%, 03/15/32 (Call 12/15/31)	$35	$30,546
5.05%, 03/15/42 (Call 09/15/41)	10	8,092
5.14%, 03/15/52	55	42,984
		81,622
Environmental Control — 0.4%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	20	19,253
Waste Connections Inc., 4.20%, 01/15/33 (Call 10/15/32)	12	11,303
Waste Management Inc., 1.50%, 03/15/31 (Call 12/15/30)	20	15,901
		46,457
Food — 1.2%
Conagra Brands Inc., 5.30%, 11/01/38 (Call 05/01/38)	15	14,359
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)	35	33,371
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	25	20,924
Kraft Heinz Foods Co., 4.38%, 06/01/46 (Call 12/01/45)	60	50,520
Sysco Corp., 6.60%, 04/01/50 (Call 10/01/49)	10	11,143
Tyson Foods Inc., 5.10%, 09/28/48 (Call 03/28/48)	20	18,092
		148,409
Hand & Machine Tools — 0.2%
Regal Rexnord Corp., 6.40%, 04/15/33 (Call 01/15/33)(c)	10	9,898
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)(a)	22	18,076
		27,974
Health Care - Products — 1.3%
Abbott Laboratories, 4.90%, 11/30/46 (Call 05/30/46)	15	14,973
Baxter International Inc.
2.54%, 02/01/32 (Call 11/01/31)(a)	15	12,132
3.13%, 12/01/51 (Call 06/01/51)(a)	10	6,382
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	80	71,097
Medtronic Global Holdings SCA, 4.50%, 03/30/33 (Call 12/30/32)	15	14,819
Medtronic Inc., 4.38%, 03/15/35	15	14,527
Thermo Fisher Scientific Inc., 2.80%, 10/15/41 (Call 04/15/41)	30	22,101
		156,031
Health Care - Services — 4.1%
Aetna Inc., 3.88%, 08/15/47 (Call 02/15/47)	15	11,508
Centene Corp., 4.63%, 12/15/29 (Call 12/15/24)	95	88,081
Elevance Health Inc.
2.55%, 03/15/31 (Call 12/15/30)	40	33,911
3.60%, 03/15/51 (Call 09/15/50)	35	26,365
4.65%, 01/15/43	20	18,044
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	15	12,014
3.50%, 09/01/30 (Call 03/01/30)	10	8,849
3.50%, 07/15/51 (Call 01/15/51)	45	30,169
4.13%, 06/15/29 (Call 03/15/29)	10	9,287
4.50%, 02/15/27 (Call 08/15/26)	10	9,758
5.25%, 06/15/49 (Call 12/15/48)	10	8,819
5.38%, 09/01/26 (Call 03/01/26)	10	9,957
5.63%, 09/01/28 (Call 03/01/28)	10	10,069
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)	15	11,947
5.50%, 03/15/53 (Call 09/15/52)	5	4,896
UnitedHealth Group Inc.
4.20%, 05/15/32 (Call 02/15/32)	51	49,098
4.20%, 01/15/47 (Call 07/15/46)(a)	15	13,012
4.75%, 05/15/52 (Call 11/15/51)	92	86,353
5.20%, 04/15/63 (Call 10/15/62)	15	14,666
5.35%, 02/15/33 (Call 11/15/32)	15	15,596
6.05%, 02/15/63 (Call 08/15/62)	15	16,524
Security	Par (000)	Value

Health Care - Services (continued)
6.88%, 02/15/38	$10	$11,896
		500,819
Insurance — 1.3%
American International Group Inc.
4.38%, 06/30/50 (Call 12/30/49)	5	4,132
4.80%, 07/10/45 (Call 01/10/45)	10	8,776
Chubb INA Holdings Inc.
3.05%, 12/15/61 (Call 06/15/61)	15	9,863
4.35%, 11/03/45 (Call 05/03/45)	15	13,406
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	10	8,397
Everest Reinsurance Holdings Inc., 3.13%, 10/15/52 (Call 04/15/52)	11	7,036
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49 (Call 02/19/49)	10	7,450
Marsh & McLennan Companies Inc., 4.90%, 03/15/49 (Call 09/15/48)	10	9,187
MetLife Inc.
4.05%, 03/01/45	27	22,063
4.55%, 03/23/30 (Call 12/23/29)(a)	15	14,788
5.70%, 06/15/35	15	15,497
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	10	8,402
Prudential Financial Inc., 4.35%, 02/25/50 (Call 08/25/49)	25	20,842
Travelers Companies Inc. (The), 3.05%, 06/08/51 (Call 12/08/50)	15	10,455
		160,294
Internet — 0.5%
Alphabet Inc.
1.10%, 08/15/30 (Call 05/15/30)	15	12,252
2.05%, 08/15/50 (Call 02/15/50)	10	6,136
2.25%, 08/15/60 (Call 02/15/60)	10	5,975
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	18	17,410
4.63%, 04/13/30 (Call 01/13/30)	10	9,942
eBay Inc., 3.65%, 05/10/51 (Call 11/10/50)	10	7,168
		58,883
Machinery — 0.5%
Caterpillar Inc., 3.25%, 09/19/49 (Call 03/19/49)	30	23,204
Deere & Co., 3.90%, 06/09/42 (Call 12/09/41)(a)	15	13,415
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	22	19,031
		55,650
Manufacturing — 0.7%
3M Co.
2.88%, 10/15/27 (Call 07/15/27)(a)	20	18,428
3.25%, 08/26/49 (Call 02/26/49)(a)	10	6,811
Eaton Corp., 4.15%, 03/15/33 (Call 12/15/32)	15	14,354
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	10	8,739
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	40	36,634
		84,966
Media — 5.2%
Comcast Corp.
2.94%, 11/01/56 (Call 05/01/56)	15	9,604
2.99%, 11/01/63 (Call 05/01/63)	130	80,412
3.75%, 04/01/40 (Call 10/01/39)	15	12,541
4.15%, 10/15/28 (Call 07/15/28)	195	189,994
4.25%, 01/15/33	15	14,324
5.35%, 05/15/53 (Call 11/15/52)	26	25,918
7.05%, 03/15/33	35	40,526
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	55	50,898
4.00%, 09/15/55 (Call 03/15/55)	8	5,084

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.20%, 09/20/47 (Call 03/20/47)	$30	$23,723
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	15	14,617
5.48%, 01/25/39 (Call 07/25/38)	10	9,269
5.58%, 01/25/49 (Call 07/25/48)	10	9,042
Paramount Global
4.38%, 03/15/43	30	20,673
4.95%, 01/15/31 (Call 10/15/30)(a)	15	13,438
Walt Disney Co. (The)
2.65%, 01/13/31	50	43,440
3.60%, 01/13/51 (Call 07/13/50)	65	50,101
3.80%, 03/22/30	15	14,206
		627,810
Mining — 0.3%
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	10	8,274
6.25%, 10/01/39	10	10,593
Rio Tinto Alcan Inc., 6.13%, 12/15/33	10	10,794
Rio Tinto Finance USA PLC, 5.13%, 03/09/53 (Call 09/09/52)	10	9,906
		39,567
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31 (Call 09/01/31)	11	9,186

Pharmaceuticals — 12.2%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	65	61,232
4.05%, 11/21/39 (Call 05/21/39)	70	59,887
4.25%, 11/21/49 (Call 05/21/49)	55	46,532
4.70%, 05/14/45 (Call 11/14/44)	25	22,479
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	25	23,756
AstraZeneca PLC, 6.45%, 09/15/37	40	46,196
Becton Dickinson and Co.
2.82%, 05/20/30 (Call 02/20/30)	30	26,306
4.67%, 06/06/47 (Call 12/06/46)	10	8,992
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	25	20,163
2.95%, 03/15/32 (Call 12/15/31)	25	22,085
3.40%, 07/26/29 (Call 04/26/29)	26	24,469
3.90%, 02/20/28 (Call 11/20/27)	15	14,725
4.25%, 10/26/49 (Call 04/26/49)	60	52,215
Cigna Group (The), 4.90%, 12/15/48 (Call 06/15/48)	65	59,091
CVS Health Corp.
1.88%, 02/28/31 (Call 11/28/30)	15	11,967
2.13%, 09/15/31 (Call 06/15/31)	70	56,308
4.78%, 03/25/38 (Call 09/25/37)	35	32,369
5.05%, 03/25/48 (Call 09/25/47)	65	58,753
5.13%, 07/20/45 (Call 01/20/45)	15	13,672
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	15	9,602
4.95%, 02/27/63 (Call 08/27/62)	10	9,909
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	40	38,898
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	25	23,600
Johnson & Johnson, 3.70%, 03/01/46 (Call 09/01/45)	80	69,120
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	35	28,747
2.90%, 12/10/61 (Call 06/10/61)	10	6,509
3.70%, 02/10/45 (Call 08/10/44)	60	50,332
5.00%, 05/17/53 (Call 11/17/52)	25	25,185
Security	Par (000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp.
2.20%, 08/14/30 (Call 05/14/30)	$30	$26,069
2.75%, 08/14/50 (Call 02/14/50)(a)	25	17,623
Pfizer Inc.
2.70%, 05/28/50 (Call 11/28/49)	30	20,895
3.45%, 03/15/29 (Call 12/15/28)	15	14,276
4.13%, 12/15/46	15	13,175
7.20%, 03/15/39	35	43,449
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/30 (Call 03/19/30)	30	30,059
4.75%, 05/19/33 (Call 02/19/33)	75	75,369
5.30%, 05/19/53 (Call 11/19/52)	60	61,809
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	245	230,966
Zoetis Inc., 5.60%, 11/16/32 (Call 08/16/32)	15	15,798
		1,472,587
Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	20	15,181
3.55%, 03/15/52 (Call 09/15/51)	15	10,087
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	10	7,927
2.10%, 06/15/30 (Call 03/15/30)	10	8,130
3.10%, 06/15/50 (Call 12/15/49)	15	9,570
5.55%, 07/15/33 (Call 04/15/33)	10	10,050
Boston Properties LP, 2.45%, 10/01/33 (Call 07/01/33)(a)	30	20,993
Brixmor Operating Partnership LP, 4.13%, 05/15/29
(Call 02/15/29)	10	9,055
Crown Castle Inc., 2.90%, 04/01/41 (Call 10/01/40)	30	20,775
Crown Castle International Corp., 2.10%, 04/01/31 (Call 01/01/31)	15	12,073
Digital Realty Trust LP, 5.55%, 01/15/28 (Call 12/15/27)	20	19,741
Equinix Inc., 2.50%, 05/15/31 (Call 02/15/31)	25	20,402
Prologis LP, 4.75%, 06/15/33 (Call 03/15/33)	10	9,769
Realty Income Corp., 5.63%, 10/13/32 (Call 07/13/32)	10	10,210
Simon Property Group LP, 2.65%, 07/15/30 (Call 04/15/30)	50	42,515
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	25	23,787
5.63%, 05/15/52 (Call 11/15/51)	5	4,370
		254,635
Retail — 4.3%
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	10	9,308
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	15	13,599
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	20	19,222
Home Depot Inc. (The)
2.75%, 09/15/51 (Call 03/15/51)	115	75,547
2.95%, 06/15/29 (Call 03/15/29)	45	41,363
5.88%, 12/16/36	15	16,452
Lowe’s Companies Inc.
1.70%, 09/15/28 (Call 07/15/28)	95	81,402
2.80%, 09/15/41 (Call 03/15/41)	35	23,844
4.45%, 04/01/62 (Call 10/01/61)	20	15,696
5.63%, 04/15/53 (Call 10/15/52)	15	14,629
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	25	21,406
3.63%, 09/01/49 (Call 03/01/49)	30	23,023
4.60%, 09/09/32 (Call 06/09/32)(a)	15	14,930
4.88%, 12/09/45 (Call 06/09/45)	15	14,047

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Starbucks Corp.
3.50%, 11/15/50 (Call 05/15/50)	$15	$11,186
3.55%, 08/15/29 (Call 05/15/29)	42	39,515
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	10	8,742
2.95%, 01/15/52 (Call 07/15/51)	5	3,472
4.80%, 01/15/53 (Call 07/15/52)	10	9,407
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	70	66,428
		523,218
Semiconductors — 5.3%
Analog Devices Inc., 2.95%, 10/01/51 (Call 04/01/51)	5	3,487
Applied Materials Inc., 4.35%, 04/01/47 (Call 10/01/46)	10	9,214
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	30	28,837
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(c)	20	16,173
3.46%, 09/15/26 (Call 07/15/26)	80	76,260
3.47%, 04/15/34 (Call 01/15/34)(c)	15	12,235
3.75%, 02/15/51 (Call 08/15/50)(c)	5	3,590
4.30%, 11/15/32 (Call 08/15/32)	14	12,721
4.93%, 05/15/37 (Call 02/15/37)(c)	75	67,561
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	90	77,929
2.80%, 08/12/41 (Call 02/12/41)	85	59,630
3.05%, 08/12/51 (Call 02/12/51)	35	22,999
3.73%, 12/08/47 (Call 06/08/47)	10	7,625
4.60%, 03/25/40 (Call 09/25/39)	10	9,166
5.90%, 02/10/63 (Call 08/10/62)	21	20,810
KLA Corp., 4.95%, 07/15/52 (Call 01/15/52)(a)	15	14,479
Lam Research Corp., 4.88%, 03/15/49 (Call 09/15/48)	5	4,749
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	15	12,567
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	25	23,576
NVIDIA Corp., 3.50%, 04/01/40 (Call 10/01/39)	20	16,944
NXP BV/NXP Funding LLC/NXP USA Inc., 3.25%, 05/11/41 (Call 11/11/40)	25	17,803
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	5	4,478
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)	10	7,840
3.25%, 05/20/27 (Call 02/20/27)	50	47,886
4.50%, 05/20/52 (Call 11/20/51)	10	8,891
4.80%, 05/20/45 (Call 11/20/44)	10	9,509
6.00%, 05/20/53 (Call 11/20/52)	10	10,842
Texas Instruments Inc.
3.88%, 03/15/39 (Call 09/15/38)	15	13,295
4.15%, 05/15/48 (Call 11/15/47)	20	17,768
		638,864
Software — 5.5%
Activision Blizzard Inc., 2.50%, 09/15/50 (Call 03/15/50)	5	3,156
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	10	8,817
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)(a)	10	8,226
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	20	17,225
Fidelity National Information Services Inc., 2.25%, 03/01/31 (Call 12/01/30)	20	16,036
Fiserv Inc.
3.20%, 07/01/26 (Call 05/01/26)	35	33,044
4.40%, 07/01/49 (Call 01/01/49)	20	16,478
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	165	114,695
3.30%, 02/06/27 (Call 11/06/26)	25	24,432
Security	Par (000)	Value

Software (continued)
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	$75	$63,797
2.95%, 04/01/30 (Call 01/01/30)	45	39,392
3.60%, 04/01/40 (Call 10/01/39)	38	28,740
3.80%, 11/15/37 (Call 05/15/37)	15	12,197
3.85%, 07/15/36 (Call 01/15/36)	15	12,502
3.95%, 03/25/51 (Call 09/25/50)	40	29,347
4.00%, 07/15/46 (Call 01/15/46)	135	100,833
6.25%, 11/09/32 (Call 08/09/32)	15	15,858
salesforce.com Inc.
1.95%, 07/15/31 (Call 04/15/31)	15	12,451
2.90%, 07/15/51 (Call 01/15/51)	20	13,679
VMware Inc., 1.40%, 08/15/26 (Call 07/15/26)	80	70,780
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	15	14,328
3.80%, 04/01/32 (Call 01/01/32)	11	9,915
		665,928
Telecommunications — 6.8%
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)	125	98,037
3.50%, 06/01/41 (Call 12/01/40)	65	49,560
3.55%, 09/15/55 (Call 03/15/55)	95	65,498
3.65%, 06/01/51 (Call 12/01/50)	85	61,656
3.65%, 09/15/59 (Call 03/15/59)	5	3,422
Bell Telephone Co. of Canada or Bell Canada (The), 4.46%, 04/01/48 (Call 10/01/47)	15	12,795
British Telecommunications PLC, 9.63%, 12/15/30	15	18,581
Cisco Systems Inc., 5.90%, 02/15/39	25	27,452
Corning Inc., 4.38%, 11/15/57 (Call 05/15/57)	15	11,981
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	15	18,059
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	10	8,081
4.60%, 05/23/29 (Call 02/23/29)	15	14,631
Orange SA, 5.50%, 02/06/44 (Call 08/06/43)	20	20,471
Rogers Communications Inc.
3.80%, 03/15/32 (Call 12/15/31)(c)	10	8,831
4.35%, 05/01/49 (Call 11/01/48)	20	15,642
4.55%, 03/15/52 (Call 09/15/51)(c)	10	7,935
Telefonica Emisiones SA, 7.05%, 06/20/36	55	60,111
Verizon Communications Inc.
2.55%, 03/21/31 (Call 12/21/30)	75	62,813
2.99%, 10/30/56 (Call 04/30/56)	110	67,932
3.15%, 03/22/30 (Call 12/22/29)	20	17,878
3.40%, 03/22/41 (Call 09/22/40)	125	95,265
3.88%, 02/08/29 (Call 11/08/28)	20	18,914
4.50%, 08/10/33	15	14,143
4.86%, 08/21/46	5	4,563
Vodafone Group PLC, 4.88%, 06/19/49	37	31,865
		816,116
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	10	9,123

Transportation — 0.8%
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	31	25,798
4.55%, 04/01/46 (Call 10/01/45)	37	31,208
United Parcel Service Inc.
3.75%, 11/15/47 (Call 05/15/47)	27	22,302
6.20%, 01/15/38	15	16,772
		96,080

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Water — 0.1%
American Water Capital Corp., 3.75%, 09/01/47 (Call 03/01/47)	$10	$7,824

Total Long-Term Investments — 98.4%
(Cost: $13,995,638)		11,886,069

Short-Term Securities

Money Market Funds — 6.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	494	494,590
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	330	330,000

Total Short-Term Securities — 6.8%
(Cost: $824,550)		824,590

Total Investments — 105.2%
(Cost: $14,820,188)		12,710,659

Liabilities in Excess of Other Assets — (5.2)%		(628,039)

Net Assets — 100.0%		$12,082,620

(a)	All or a portion of this security is on loan.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$580,588	$—		$(85,750	)(a)	$(148)	$(100)	$494,590	494	$447	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares.	120,000	210,000	(a)	—		—	—	330,000	330	2,308		—
						$(148)	$(100)	$824,590		$2,755		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$11,886,069	$—	$11,886,069
Short-Term Securities
Money Market Funds	824,590	—	—	824,590
	$824,590	$11,886,069	$—	$12,710,659

Portfolio Abbreviation

CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate